Related Party Transactions - Additional Information (Detail) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Jan. 27, 2016	Jul. 31, 2018	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Research and development expense			$ 47,700	$ 72,186
Operating lease costs			2,195	2,994
License Agreement [Member]
Related Party Transaction [Line Items]
Provision for maximum cash payment		$ 2,000
Research and development expense			130	200
License Agreement [Member] | Stock Purchase Agreement [Member]
Related Party Transaction [Line Items]
Common stock issued for initial consideration for license	1,161,665
Sub-lease Agreement [Member] | Officers and Board Members [Member]
Related Party Transaction [Line Items]
Operating lease costs			$ 934	$ 3,200